RELATED PARTIES TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF BALANCE RELATED PARTIES

			Convenience translation into U.S. dollars
	Year ended December 31,
	2024	2025	2025
	NIS in thousands		in thousands

Salaries and related benefits for related parties employed by the Company	471	709	222
Compensation for related parties not employed by the Company	140	103	32

SCHEDULE OF TRANSACTIONS RELATED PARTIES

				Convenience translation into U.S. dollars
	Year ended December 31,
	2023	2024	2025	2025
	NIS in thousands			in thousands
Compensation for related parties:
Salaries and related benefits for related parties employed by the Company	2,142	2,350	2,887	905
Compensation for related parties not employed by the Company	610	574	509	160

SCHEDULE OF KEY MANAGEMENT PERSONNEL

				Convenience translation into U.S. dollars
	Year ended December 31,
	2023	2024	2025	2025
	NIS in thousands			in thousands

Salaries and related expenses	6,026	6,009	3,474	1,089
Share-based compensation	339	391	62	19
Number of key management personnel	9	8	4	4

Other payables and accruals	87	772	346	108